REVENUES - Revenue By Source (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
REVENUES
Revenue	¥ 8,267,518	$ 1,182,240	¥ 7,355,677	¥ 5,952,028
Online recruitment services to enterprise customers
REVENUES
Revenue	8,192,714	1,171,543	7,270,026	5,889,101
Others
REVENUES
Revenue	74,804	$ 10,697	85,651	62,927
Key accounts | Online recruitment services to enterprise customers
REVENUES
Revenue	2,070,533		1,771,638	1,261,718
Mid-sized accounts | Online recruitment services to enterprise customers
REVENUES
Revenue	2,666,365		2,543,363	2,130,881
Small-sized accounts | Online recruitment services to enterprise customers
REVENUES
Revenue	¥ 3,455,816		¥ 2,955,025	¥ 2,496,502